Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
SALES	$ 294		$ 40,569
COST OF SALES	84		27,387
GROSS PROFIT	210		13,182
OPERATING EXPENSES:
Compensation expense	30,578	$ 30,000	319,587	145,000
Professional fees	77,933	128,102	431,015	203,559
Product development	35,019		63,465
Insurance expense		8,174	26,565	35,195
Bad debt (recovery) expense	(1,000)	(4,000)	(13,500)	35,000
Selling, general and administrative expenses	17,038	12,289	87,013	76,076
Impairment loss			29,440	99,412
Total operating expenses	159,568	174,565	943,585	594,242
LOSS FROM OPERATIONS	(159,358)	(174,565)	(930,403)	(594,242)
OTHER INCOME (EXPENSE):
Interest income	3,033	3,003	12,196	4,218
Interest expense	(82,500)	(454)	(62,739)
Interest expense - related party	(52)		(189)
Net realized gain (loss) on equity investments (non-controlled/non-affiliated investments)			138,032	(100,759)
Net unrealized gain on equity investments (non-controlled/non-affiliated investments)		48,493	(170,191)	(278,680)
Total other income (expense)	(79,519)	51,042	(82,891)	(375,221)
NET LOSS	$ (238,877)	$ (123,523)	$ (1,013,294)	$ (969,463)
NET LOSS PER COMMON SHARE:
Basic and diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.02)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	23,604,207	23,417,818	23,468,522	49,101,419